UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      G. Robert Abrams
Title:     Director of Complian
Phone:
Signature, Place and Date of Signing:

    G. Robert Abrams  October 18, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    6323

List of Other Included Managers:

 No.  13F File Number     Name

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APW LTD COM STK                COMMON STOCK     G04397108     1526   365000 SH       SOLE     01          365000        0        0
D CREDENCE SYS CORP COM          COMMON STOCK     225302108      181    15000 SH       SOLE     01           15000        0        0
D FIDELITY NATIONAL INFORMATION  COMMON STOCK     31620P109      190    35715 SH       SOLE     01           35715        0        0
D INFOCUS CORP COM STK           COMMON STOCK     45665B106     1044    80000 SH       SOLE     01           80000        0        0
D KEYNOTE SYSTEMS COM STK        COMMON STOCK     493308100     1332   175300 SH       SOLE     01          175300        0        0
D NMS COMM CORP                  COMMON STOCK     629248105      168   107500 SH       SOLE     01          107500        0        0
D UTSTARCOM INC COM STK          COMMON STOCK     918076100     1882   115800 SH       SOLE     01          115800        0        0
S REPORT SUMMARY                  7 DATA RECORDS                6323        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED